Annual Maturities of Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Outstanding [Line Items]
2013	$ 3,893.8
2014	1,726.6
2015	1,477.7
2016
2017	624.6
Debt outstanding	7,722.7
Commercial Papers
Debt Outstanding [Line Items]
2013	3,325.4
2014
2015
2016
2017
Debt outstanding	3,325.4
Bank Loan Obligations
Debt Outstanding [Line Items]
2013	18.4
2014	180.8
2015	23.1
2016
2017	15.4
Debt outstanding	237.7
Term Loan
Debt Outstanding [Line Items]
2013	550.0
2014	1,545.8
2015	1,454.6
2016
2017	609.2
Debt outstanding	$ 4,159.6